Contractual Obligations and Commitments - Disclosure of Contractual Obligations Related to Content Commitments (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Contractual Obligations And Commitments Details Narrative
Contractual obligations	$ 336,144	$ 250,997